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VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	Trayne S. Wheeler trayne.wheeler@klgates.com June 24, 2016

Re:	John Hancock Bond Trust (the “Trust”), on behalf of: John Hancock Focused High Yield Fund (the “Fund”) File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the John Hancock Core High Yield series of John Hancock Funds III (File No. 811-21777) into the John Hancock Focused High Yield Fund series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on July 24, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call me at (617) 951-9068.

Very truly yours,

/s/ Trayne S. Wheeler

Trayne S. Wheeler

Cc:	Thomas Dee,

Assistant Secretary of the Trust